Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)	[1],[2]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 416,000
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2028
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2029
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2030
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2032 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 415	[3]

[1]	Net operating loss carryforwards related to Japanese local taxes at MHBK amounted to ¥80 billion (tax-effected ¥3 billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards will mostly expire during the fiscal year ending March 31, 2034.
[2]	Net operating loss carryforwards related to Japanese local taxes at MHFG amounted to ¥518 billion (tax-effected ¥25 billion) as of March 31, 2026 and are not included in the table. The net operating loss carryforwards are fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.
[3]	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.